Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015
No Load
Account Value [Line Items]
Account Value	$ 35,266	$ 31,238		$ 27,996	$ 24,227	$ 21,394	$ 21,150	$ 23,840	$ 31,525	$ 34,035	$ 24,795	$ 16,251	$ 15,470	$ 15,574	$ 16,558	$ 12,803	$ 10,842	$ 9,251	$ 8,867	$ 8,372	$ 9,632	$ 10,000
Class A
Account Value [Line Items]
Account Value	31,997	28,423		25,535	22,147	19,613	19,428	21,961	29,111	31,510	23,008	15,123	14,418	14,539	15,470	11,976	10,150	8,669	8,322	7,864	9,063	9,425
Class C
Account Value [Line Items]
Account Value	32,268	28,733	$ 25,876		22,499	19,974	19,842	22,476	29,872	32,418	23,731	15,662	14,972	15,131	16,138	12,517	10,640	9,110	8,770	8,308	9,596	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	33,877	31,927		$ 28,611	25,113	21,932	21,659	23,759	24,399	20,414	18,601	15,549	15,255	14,371	14,822	13,729	12,387	11,724	10,657	9,381	9,468	10,000
S&P 500 Index A
Account Value [Line Items]
Account Value	33,877	31,927	28,611		25,113	21,932	21,659	23,759	24,399	20,414	18,601	15,549	15,255	14,371	14,822	13,729	12,387	11,724	10,657	9,381	9,468	10,000
S&P 500 Index C
Account Value [Line Items]
Account Value	$ 33,877	$ 31,927	$ 28,611		$ 25,113	$ 21,932	$ 21,659	$ 23,759	$ 24,399	$ 20,414	$ 18,601	$ 15,549	$ 15,255	$ 14,371	$ 14,822	$ 13,729	$ 12,387	$ 11,724	$ 10,657	$ 9,381	$ 9,468	$ 10,000